Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable	$ 113,339	$ 449,524	$ 118,356
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	61,972,969	55,181,165	44,749,999
Common stock, shares outstanding	61,972,969	55,181,165	44,749,999